                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21142
                                                      ---------

                     Eaton Vance Insured Municipal Bond Fund
                     ---------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                ----------------
                             Date of Fiscal Year End

                               September 30, 2004
                             ----------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-21148
                                                     ---------

                Eaton Vance Insured New York Municipal Bond Fund
                ------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21147
                                                      ---------

               Eaton Vance Insured California Municipal Bond Fund
               --------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                               -----------------
                             Date of Fiscal Year End

                               September 30, 2004
                             ----------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2004

[GRAPHIC IMAGE]

EATON VANCE
INSURED
MUNICIPAL
BOND
FUNDS

CLOSED-END FUNDS:

INSURED MUNICIPAL

INSURED CALIFORNIA

INSURED NEW YORK

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Each Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. Each Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name on the books of the issuer, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds - including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently. Mutual funds are required to distribute substantially all of their income (including accrued income) annually. A fund may therefore be required to sell securities to obtain cash needed for income distributions.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                               Sincerely,

                                               /s/ Thomas J. Fetter
                                               Thomas J. Fetter
                                               President
                                               November 10, 2004

SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004

MARKET RECAP

The U.S. economy continued to expand in the year ended September 30, 2004, although at a somewhat more moderate rate, as the fiscal year drew to a close. One key economic factor was the surge in gasoline and energy prices, which raised fears that inflation could re-emerge. Amid those concerns, bond market performance was less robust in the second half of the year than in the first half.

IN AN UNEVEN ECONOMY, SOME SECTORS GENERATED GROWTH...

The nation's Gross Domestic Product grew by 3.7% in the third quarter of 2004, following a 2.8% rise in the second quarter. Economic activity was uneven, with some segments slowing, while others grew at varying rates. For example, retail sales slowed in reaction to consumer concerns over inflation and ongoing geo-political events. Auto sales were impacted by higher gas prices, with buyers opting for fuel-efficient smaller vehicles over SUVs and trucks.

Interestingly, manufacturing activity grew stronger, driven by rising demand for durable goods and capital equipment. Demand for aerospace equipment, steel products, industrial machinery, and information technology products was especially strong. Non-durable goods manufacturing, tied more closely to consumer spending, weakened significantly. The construction sector followed recent patterns, with residential building on the rise, while commercial activity lagged.

HOWEVER ERRATIC, JOB GROWTH HAS GAINED SOME STRENGTH...

Meanwhile, job growth continued to puzzle many economists throughout much of the year. Having made significant productivity improvements during the recent economic downturn, many businesses were slow to return to previous employment levels. As a result, job gains during the summer and early fall fell short of expectations. However, later reports brought news of a surge in new employment, with strength in construction areas, as well as in the energy, transportation, health care and service sectors. The nation's unemployment rate fell to 5.4% in September 2004, down from 6.1% a year earlier.

[CHART]

MUNICIPAL BOND YIELDS WERE 98% OF TREASURY YIELDS

30-YEAR AAA-RATED GENERAL OBLIGATION (GO) BONDS*        4.81%
TAXABLE EQUIVALENT YIELD IN 35.0% TAX BRACKET           7.40%
30-YEAR TREASURY BOND                                   4.91%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF A FUND'S YIELD. STATISTICS AS OF SEPTEMBER 30, 2004.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

THE FEDERAL RESERVE REMAINED VIGILANT IN LIGHT OF RISING INFLATION...

Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices soared amid supply concerns, which were exacerbated by the continuing turmoil in the Middle East, hurricanes in the Gulf of Mexico and surging demand from China. Against that backdrop, the Federal Reserve emphasized that it would wage a vigorous fight against inflation. After maintaining a stable interest rate policy for more than a year, the Fed raised its benchmark Federal Funds rate by 25 basis points in June, August and September 2004.

Following a strong rally in the first half of the year, the municipal bond market lost some momentum in the second half, as inflation exerted upward pressure on interest rates. For the year ended September 30, 2004, the Lehman Brothers Municipal Bond Index had a total return of 4.60%.*

*It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE INSURED MUNICIPAL BOND FUND as of September 30, 2004

INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 9.91% for the year ended September 30, 2004. That return was the result of an increase in share price from $13.58 on September 30, 2003 to $13.95 on September 30, 2004 and the reinvestment of $0.938 in regular monthly dividends.(1)

- Based on net asset value, the Fund had a total return of 7.58% for the year ended September 30, 2004. That return was the result of an increase in net asset value per share from $14.67 on September 30, 2003 to $14.75 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $13.95, the Fund had a market yield of 6.72% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 10.34%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

Non-Rated         0.9%
AAA              83.6%
AA                2.1%
A                12.0%
BBB               1.4%

       * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- The U.S. economy continued to expand modestly in 2004, although consumers grew increasingly worried about rising fuel costs. Economic growth was supported primarily by capital spending, as businesses made new investments in computers and machinery. The U.S. jobless rate was 5.4% in September 2004, down from 6.1% a year ago.

- Reflecting the key role of transportation in the nation's economy, insured* transportation bonds were the Fund's largest sector weighting at September 30, 2004. As the nation has upgraded its transportation facilities to adjust to changing needs, the Fund's investments included issues for turnpikes, highways, bridges, monorails and mass transit.

- Insured* general obligations (GO) again played a prominent role in the Fund. Given the slow economic recovery, insured* GOs were prized investments, especially in a market characterized by very narrow quality spreads.

- The Fund maintained a focus on essential services bonds, including insured* electric utility bonds. The revenues for these issues derive from utility payments and are, therefore, considered less subject to economic fluctuations than more discretionary expenditures.

- At September 30, 2004, the Fund had leverage in the amount of approximately 38% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
AS OF SEPTEMBER 30, 2004

PERFORMANCE(7)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                            9.91%
Life of Fund (8/30/02)              5.19

Average Annual Total Returns (by net asset value)

One Year                            7.58%
Life of Fund (8/30/02)              8.03

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX. (2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. (3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 35.00% FEDERAL INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE. (5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS. (6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND as of September 30, 2004

INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 9.36% for the year ended September 30, 2004. That return was the result of an increase in share price from $13.41 on September 30, 2003 to $13.73 on September 30, 2004 and the reinvestment of $0.900 in regular monthly dividends.(1)

- Based on net asset value, the Fund had a total return of 7.34% for the year ended September 30, 2004. That return was the result of an increase in net asset value per share from $14.18 on September 30, 2003 to $14.25 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $13.73, the Fund had a market yield of 6.55% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 11.11%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                  88.4%
AA                    4.9%
A                     6.3%
BBB                   0.4%

       * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Although the California economy managed to halt its job losses in 2004, the state continued to lag the nation in new job creation. While the state's information technology area was slow to recover, business services, energy and construction sectors were strong. The state's September 2004 jobless rate was 5.9%, down from 6.7% a year ago.

- Insured* general obligations (GOs) constituted the Fund's largest sector weighting at September 30, 2004. Given the state's recent budgetary and financial difficulties, the Fund's investments focused primarily on insured* local school district bonds of communities with a good property tax base and sound local finances.

- Insured* lease revenue/certificates of participation (COPs) were major investments for the Fund. COPs were a vehicle employed by various Financing Authorities throughout the state to finance such diverse projects as recreational facilities, public improvements and seismic - quake-resistant - retrofits.

- Insured* special tax revenue bonds were significant investments of the Fund and financed a wide variety of projects. The Fund's investments included issues that financed school projects, rapid transit projects and public facilities throughout California.

- At September 30, 2004, the Fund had leverage in the amount of approximately 39% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
AS OF SEPTEMBER 30, 2004

PERFORMANCE(7)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                            9.36%
Life of Fund (8/30/02)              4.35

Average Annual Total Returns (by net asset value)

One Year                            7.34%
Life of Fund (8/30/02)              6.23

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX. (2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. (3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 41.05% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE. (5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS. (6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND as of September 30, 2004

INVESTMENT UPDATE

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 10.02% for the year ended September 30, 2004. That return was the result of an increase in share price from $13.45 on September 30, 2003 to $13.86 on September 30, 2004 and the reinvestment of $0.900 in regular monthly dividends.(1)

- Based on net asset value, the Fund had a total return of 6.10% for the year ended September 30, 2004. That return was the result of a decrease in net asset value per share from $14.48 on September 30, 2003 to $14.39 on September 30, 2004, and the reinvestment of all distributions.

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.60% during the year ended September 30, 2004.(2)

- Based on the most recent dividend and a share price of $13.86, the Fund had a market yield of 6.49% at September 30, 2004.(3) The Fund's market yield is equivalent to a taxable yield of 10.82%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA                  84.8%
AA                   10.0%
A                     5.2%

       * Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- In 2004, the New York economy registered its strongest growth since the 2001 recession. The state saw a significant upturn in key sectors, such as business services, information, technology and continued growth in health care, education and tourism. These areas offset job losses in manufacturing, banking and government. The state's September 2004 jobless rate was 5.5%, down from 6.4% a year ago.

- Insured* transportation bonds were the Fund's largest sector weighting at September 30, 2004. The Fund's investments included issues for toll bridges, mass transit and port authorities, which have increased their investments to meet the New York area's growth and security needs.

- Insured* private education bonds were a significant focus of the Fund, with an emphasis on dormitory issues. These bonds provides financing for the construction and expansion of dormitories, classrooms and lab facilities for public and private universities throughout the state.

- The Fund insured* hospital bond investments emphasized institutions with strong patient demand. In a competitive industry, management targeted some of New York's most renowed facilities, including New York Presbyterian and Memorial Sloan-Kettering.

- At September 30, 2004, the Fund had leverage in the amount of approximately 38% of the Fund's total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND INFORMATION
AS OF SEPTEMBER 30, 2004

PERFORMANCE(7)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                            10.02%
Life of Fund (8/30/02)               4.73

Average Annual Total Returns (by net asset value)

One Year                            6.10%
Life of Fund (8/30/02)              6.62

(1) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INCOME TAX. (2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. (3) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 40.01% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE. (5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS. (6) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

INSURED MUNICIPAL BOND FUND as of September 30, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 161.1%

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                            VALUE
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.6%

$          10,000   Cohasset, MN, PCR, (Allete, Inc.), 4.95%, 7/1/22                         $      10,134,500
            3,500   Minnesota Municipal Power Agency, 5.00%, 10/1/34                                 3,511,760
            2,000   Minnesota Municipal Power Agency, 5.125%, 10/1/29                                2,040,000
--------------------------------------------------------------------------------------------------------------
                                                                                             $      15,686,260
--------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 7.0%

$          12,500   California, 5.25%, 4/1/30                                                $      12,854,875
            3,750   California, 5.25%, 4/1/34                                                        3,872,625
           13,250   California, 5.50%, 11/1/33                                                      14,051,095
           19,500   New York City, NY, 5.25%, 1/15/33                                               20,113,080
           15,000   Puerto Rico Public Buildings Authority, Commonwealth
                    Guaranteed, 5.25%, 7/1/29                                                       15,638,400
--------------------------------------------------------------------------------------------------------------
                                                                                             $      66,530,075
--------------------------------------------------------------------------------------------------------------

HOSPITAL -- 3.3%
$           5,000   Camden County, NJ, Improvement Authority,
                    (Cooper Health), 5.75%, 2/15/34                                          $       5,042,700
            1,500   Colorado Health Facilities Authority,
                    (Parkview Medical Center, Inc.), 5.00%, 9/1/25                                   1,478,505
            3,400   Cuyahoga County, OH, (Cleveland Clinic Health System),
                    5.50%, 1/1/29                                                                    3,512,948
            3,900   Hawaii Pacific Health, 5.60%, 7/1/33                                             3,949,413
            6,275   Highlands County, FL, Health Facilities Authority,
                    (Adventist Health System), 5.375%, 11/15/35                                      6,438,401
            8,500   Lehigh County, PA, General Purpose Authority,
                    (Lehigh Valley Health Network), 5.25%, 7/1/32                                    8,540,885
            2,500   South Miami, FL, Health Facility Authority,
                    (Baptist Health), 5.25%, 11/15/33                                                2,549,700
--------------------------------------------------------------------------------------------------------------
                                                                                             $      31,512,552
--------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 14.8%

$          13,000   Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA),
                    5.30%, 6/1/31                                                            $      13,729,040
           21,355   Chelan County, WA, Public Utility District No. 1,
                    (Columbia River), (MBIA), 0.00%, 6/1/27                                          6,437,892
            4,750   Forsyth, MT, PCR, (Puget Sound Energy), (AMBAC),
                    5.00%, 3/1/31                                                                    4,877,300
           21,000   Long Island Power Authority, NY, (AMBAC),
                    5.00%, 9/1/34                                                                   21,467,460
            2,625   Municipal Energy Agency, NE, (Power Supply System),
                    (FSA), 5.00%, 4/1/36                                                             2,678,392
            7,585   Nebraska Public Power District, (AMBAC),
                    5.00%, 1/1/27                                                                    7,825,900
$          60,755   South Carolina Public Service Authority, (FSA),
                    5.125%, 1/1/37                                                           $      62,352,249
           19,490   Southern Minnesota Municipal Power Agency, (MBIA),
                    0.00%, 1/1/21                                                                    9,218,575
           10,650   Southern Minnesota Municipal Power Agency, (MBIA),
                    0.00%, 1/1/22                                                                    4,754,053
           18,745   Southern Minnesota Municipal Power Agency, (MBIA),
                    0.00%, 1/1/24                                                                    7,436,704
--------------------------------------------------------------------------------------------------------------
                                                                                             $     140,777,565
--------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 35.7%

$           4,400   Alvin, TX, Independent School District, (MBIA),
                    3.25%, 2/15/27                                                           $       3,424,828
           60,000   California, (XLCA), 5.00%, 10/1/28                                              61,490,400
           17,380   Chicago, IL, (MBIA), 5.00%, 1/1/41                                              17,488,973
           15,530   Chicago, IL, Board of Education, (Chicago School Reform),
                    (FGIC), 0.00%, 12/1/30                                                           3,841,345
           41,300   Chicago, IL, Board of Education, (Chicago School Reform),
                    (FGIC), 0.00%, 12/1/21                                                          18,078,662
           36,135   Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/30                          8,969,791
           10,000   Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/31                          2,341,200
           19,000   Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29                          5,009,920
           10,500   Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29                          2,773,365
           10,000   Detroit, MI, School District, (FGIC), 5.00%, 5/1/32                             10,196,800
           14,375   Detroit, MI, School District, (FGIC), 5.25%, 5/1/28                             15,098,637
           16,115   Florida Department of Transportation, (Right of Way),
                    (FSA), 5.00%, 7/1/31                                                            16,580,079
           16,920   Florida Department of Transportation, (Right of Way),
                    (FSA), 5.00%, 7/1/32                                                            17,401,036
           20,425   Kane Cook and Du Page Counties, IL,
                    School District No. 46, (AMBAC), 0.00%, 1/1/21                                   9,314,413
           50,650   Kane Cook and Du Page Counties, IL,
                    School District No. 46, (AMBAC), 0.00%, 1/1/22                                  21,714,161
            7,500   King County, WA, (MBIA), 5.25%, 1/1/34                                           7,778,925
           44,000   Massachusetts, (AMBAC), 5.50%, 8/1/30                                           50,055,720
           13,000   Philadelphia, PA, School District, (FGIC), 5.25%, 6/1/34                        13,641,290
            9,650   Phoenix, AZ, (AMBAC), 3.00%, 7/1/28                                              7,282,758
           20,750   Schaumburg, IL, (FGIC), 5.00%, 12/1/38                                          21,019,542
           21,300   Washington, (Motor Vehicle Fuel),
                    (MBIA), 0.00%, 6/1/25                                                            7,371,504
           21,125   Washington, (Motor Vehicle Fuel),
                    (MBIA), 0.00%, 6/1/26                                                            6,843,232
           21,070   Washington, (Motor Vehicle Fuel),
                    (MBIA), 0.00%, 6/1/27                                                            6,415,394
           21,510   Washington, (Motor Vehicle Fuel),
                    (MBIA), 0.00%, 6/1/28                                                            6,170,359
--------------------------------------------------------------------------------------------------------------
                                                                                             $     340,302,334
--------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                            VALUE
--------------------------------------------------------------------------------------------------------------
INSURED-HOSPITAL -- 2.0%

$          11,700   Maryland HEFA, (Medlantic/Helix Issue), (AMBAC),
                    5.25%, 8/15/38                                                           $      12,607,218
            6,000   Maryland HEFA, (Medlantic/Helix Issue), (FSA),
                    5.25%, 8/15/38                                                                   6,465,240
--------------------------------------------------------------------------------------------------------------
                                                                                             $      19,072,458
--------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 5.8%

$          12,010   Anaheim, CA, Public Financing Authority Lease Revenue,
                    (FSA), 5.00%, 3/1/37                                                     $      12,108,482
           42,795   San Jose, CA, Financing Authority, (Civic Center),
                    (AMBAC), 5.00%, 6/1/37                                                          43,289,282
--------------------------------------------------------------------------------------------------------------
                                                                                             $      55,397,764
--------------------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 2.4%

$          10,000   Massachusetts Development Finance Agency,
                    (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                        $      10,386,600
           13,400   Massachusetts HEFA, (Boston University), (FGIC),
                    4.50%, 10/1/37                                                                  12,754,522
--------------------------------------------------------------------------------------------------------------
                                                                                             $      23,141,122
--------------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 5.2%

$          35,770   University of California, (FGIC), 5.00%, 9/1/27                          $      36,231,791
           12,500   University of Massachusetts Building Authority, (AMBAC),
                    5.25%, 11/1/29                                                                  13,175,125
--------------------------------------------------------------------------------------------------------------
                                                                                             $      49,406,916
--------------------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 3.4%

$          13,670   Chicago, IL, Wastewater Transmission, (MBIA),
                    0.00%, 1/1/23                                                            $       5,510,514
           19,000   King County, WA, Sewer, (FGIC), 5.00%, 1/1/31                                   19,269,800
           11,365   Passaic Valley, NJ, Sewer Commissioners, (FGIC),
                    2.50%, 12/1/32                                                                   7,516,925
--------------------------------------------------------------------------------------------------------------
                                                                                             $      32,297,239
--------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 7.0%

$           3,750   Arizona Tourism and Sports Authority, (Multipurpose
                    Stadium Facility), (MBIA), 5.00%, 7/1/25                                 $       3,891,037
           18,980   Houston, TX, Hotel Occupancy Tax, (AMBAC),
                    0.00%, 9/1/24                                                                    6,893,156
           10,000   Metropolitan Transportation Authority, NY, Dedicated
                    Tax Fund, (MBIA), 5.00%, 11/15/30                                               10,230,700
            9,000   Metropolitan Transportation Authority, NY, Petroleum
                    Tax Fund, (FGIC), 5.00%, 11/15/31                                                9,180,540
$          10,500   Reno, NV, Sales and Room Tax, (AMBAC),
                    5.125%, 6/1/37                                                           $      10,748,535
           25,500   Utah Transportation Authority Sales Tax,
                    (FSA), 5.00%, 6/15/32                                                           25,910,040
--------------------------------------------------------------------------------------------------------------
                                                                                             $      66,854,008
--------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 37.0%

$          15,600   California Infrastructure and Economic Development,
                    (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33                          $      15,948,348
           10,000   E-470 Public Highway Authority, CO, (MBIA),
                    0.00%, 9/1/24                                                                    3,674,300
           17,000   E-470 Public Highway Authority, CO, (MBIA),
                    0.00%, 9/1/25                                                                    5,820,290
           10,200   E-470 Public Highway Authority, CO, (MBIA),
                    0.00%, 9/1/21                                                                    4,539,918
           20,000   E-470 Public Highway Authority, CO, (MBIA),
                    0.00%, 9/1/24                                                                    7,291,800
           34,915   Massachusetts Turnpike Authority, Metropolitan Highway
                    System, (AMBAC), 5.00%, 1/1/39                                                  35,176,863
           25,000   Massachusetts Turnpike Authority, Metropolitan Highway
                    System, (MBIA), 5.00%, 1/1/37                                                   25,212,250
            9,985   Massachusetts Turnpike Authority, Metropolitan Highway
                    System, (MBIA), 5.125%, 1/1/37                                                  10,137,671
           20,000   Nevada Department of Business and Industry, (Las Vegas
                    Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40                                    20,686,200
           10,070   Nevada Department of Business and Industry, (Las Vegas
                    Monorail), (AMBAC), 0.00%, 1/1/23                                                4,011,888
            3,100   Nevada Department of Business and Industry, (Las Vegas
                    Monorail), (AMBAC), 0.00%, 1/1/28                                                  893,544
           13,700   Newark, NJ, Housing Authority, (Newark Marine Terminal),
                    (MBIA), 5.00%, 1/1/37                                                           13,985,919
           25,415   Northwest Parkway Public Highway Authority, CO, (FSA),
                    5.25%, 6/15/41                                                                  26,137,294
           75,000   San Joaquin Hills, CA, Transportation Corridor Agency,
                    (MBIA), 0.00%, 1/15/31                                                          18,407,250
           45,020   San Joaquin Hills, CA, Transportation Corridor Agency,
                    (MBIA), 0.00%, 1/15/26                                                          14,826,887
          119,000   San Joaquin Hills, CA, Transportation Corridor Agency,
                    (MBIA), 0.00%, 1/15/34                                                          24,809,120
           87,045   San Joaquin Hills, CA, Transportation Corridor Agency,
                    (Toll Road Bonds), (MBIA), 0.00%, 1/15/25                                       30,624,172
           23,000   Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/27                                6,889,420
           40,165   Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20                               18,828,147
           64,900   Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42                               65,168,686
--------------------------------------------------------------------------------------------------------------
                                                                                             $     353,069,967
--------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                            VALUE
--------------------------------------------------------------------------------------------------------------
INSURED-UTILITIES -- 8.0%

$           5,000   Illinois Development Finance Authority, (Peoples Gas,
                    Light and Coke), (AMBAC), 5.00%, 2/1/33                                  $       5,076,300
           61,000   Los Angeles, CA, Department of Water and Power, (FGIC),
                    5.00%, 7/1/43                                                                   61,470,920
           10,000   West Palm Beach, FL, Utility System,
                    (FGIC), 5.00%, 10/1/34                                                          10,233,200
--------------------------------------------------------------------------------------------------------------
                                                                                             $      76,780,420
--------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 10.5%

$          25,885   Atlanta, GA, Water and Wastewater, (MBIA),
                    5.00%, 11/1/39(1)                                                        $      26,176,983
           20,935   Birmingham, AL, Waterworks and Sewer Board, (MBIA),
                    5.00%, 1/1/37                                                                   21,294,454
           26,000   East Bay, CA, Municipal Utility District Water System,
                    (MBIA), 5.00%, 6/1/38                                                           26,350,220
            8,500   New York City, NY, Municipal Water Finance Authority,
                    (Water and Sewer System), (MBIA), 5.125%, 6/15/34                                8,746,245
            9,500   Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/33                           9,703,775
           15,250   Pittsburgh, PA, Water and Sewer Authority, (FGIC),
                    0.00%, 9/1/26                                                                    4,970,890
            2,500   Sunrise Utility System, (AMBAC), 5.00%, 10/1/28                                  2,588,000
--------------------------------------------------------------------------------------------------------------
                                                                                             $      99,830,567
--------------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 2.8%

$           8,930   Albany, OR, Water, (FGIC), 5.00%, 8/1/33                                 $       9,137,533
            5,000   Baltimore, MD, (Water Projects), (FGIC), 5.125%, 7/1/42                          5,128,850
            5,000   Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/33                          5,118,300
            6,000   Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36                          6,133,080
            1,000   Metropolitan Water District, CA, (MBIA), 5.00%, 7/1/37                           1,012,360
--------------------------------------------------------------------------------------------------------------
                                                                                             $      26,530,123
--------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 6.2%

$          10,000   Capital Trust Agency, FL, (Seminole Tribe Convention),
                    8.95%, 10/1/33                                                           $      11,623,100
            2,170   Capital Trust Agency, FL, (Seminole Tribe Convention),
                    10.00%, 10/1/33                                                                  2,602,438
           32,500   Golden Tobacco Securitization Corp., CA, 5.375%, 6/1/28                         33,197,450
           11,750   Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39                           11,301,033
--------------------------------------------------------------------------------------------------------------
                                                                                             $      58,724,021
--------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 8.4%

$          28,500   Port Authority of New York and New Jersey,
                    5.00%, 9/1/38                                                            $      28,966,830
           39,960   Puerto Rico Highway and Transportation Authority,
                    5.125%, 7/1/43                                                                  40,616,543
$          10,000   Triborough Bridge and Tunnel Authority, NY,
                    5.25%, 11/15/30                                                          $      10,452,800
--------------------------------------------------------------------------------------------------------------
                                                                                             $      80,036,173
--------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 161.1%
  (IDENTIFIED COST $1,490,568,400)                                                           $   1,535,949,564
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                                       $      10,074,913
--------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (62.2)%                                                                  $    (592,793,631)
--------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                             $     953,230,846
--------------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 83.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 25.0% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

INSURED CALIFORNIA MUNICIPAL BOND FUND as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 161.3%

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                            VALUE
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.0%

$           3,000   Puerto Rico Electric Power Authority, 5.125%, 7/1/29                     $       3,090,420
--------------------------------------------------------------------------------------------------------------
                                                                                             $       3,090,420
--------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.9%

$           5,110   Foothill/Eastern, Transportation Corridor Agency,
                    Escrowed to Maturity, 0.00%, 1/1/30                                      $       1,382,306
            9,175   San Joaquin Hills, Transportation Corridor Agency,
                    Escrowed to Maturity, 0.00%, 1/1/22                                              4,023,788
           18,100   San Joaquin Hills, Transportation Corridor Agency,
                    Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25                             6,624,600
--------------------------------------------------------------------------------------------------------------
                                                                                             $      12,030,694
--------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.8%

$           6,750   California, 5.25%, 4/1/30                                                $       6,941,632
            3,250   California, 5.25%, 4/1/34                                                        3,356,275
            9,975   California, 5.50%, 11/1/33                                                      10,578,088
--------------------------------------------------------------------------------------------------------------
                                                                                             $      20,875,995
--------------------------------------------------------------------------------------------------------------

HOSPITAL -- 3.0%

$           2,000   California Health Facilities Financing Authority, (Catholic
                    Healthcare West), 5.25%, 7/1/23                                          $       2,015,020
            4,000   Torrance Hospital, (Torrance Memorial Medical Center),
                    5.50%, 6/1/31                                                                    4,134,800
            3,005   Washington Township Health Care District, 5.25%, 7/1/29                          3,067,203
--------------------------------------------------------------------------------------------------------------
                                                                                             $       9,217,023
--------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.0%

$           4,000   Sacramento, Municipal Electric Utility District, (FSA),
                    5.00%, 8/15/28                                                           $       4,092,560
            5,000   Sacramento, Municipal Electric Utility District, (MBIA),
                    5.00%, 8/15/28                                                                   5,112,050
--------------------------------------------------------------------------------------------------------------
                                                                                             $       9,204,610
--------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.1%

$           7,540   Foothill/Eastern, Transportation Corridor Agency, (FSA),
                    Escrowed to Maturity, 0.00%, 1/1/21                                      $       3,524,121
--------------------------------------------------------------------------------------------------------------
                                                                                             $       3,524,121
--------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 26.9%

$           2,840   Azusa Unified School District, (FSA), 0.00%, 7/1/25                      $         979,658
            2,160   Azusa Unified School District, (FSA), 0.00%, 7/1/26                                697,421
$           3,290   Azusa Unified School District, (FSA), 0.00%, 7/1/27                      $         995,159
            6,030   Burbank Unified School District, (FGIC), 0.00%, 8/1/21                           2,658,084
            1,835   Buttonwillow Union School District, (Election of 2002),
                    (AMBAC), 5.50%, 11/1/27                                                          2,096,157
            2,180   Ceres Unified School District, (FGIC), 0.00%, 8/1/25                               748,786
            3,000   Chino Valley Unified School District, (FSA),
                    5.00%, 8/1/26                                                                    3,098,250
            2,900   Folsom Cordova Unified School District, (MBIA),
                    0.00%, 10/1/22                                                                   1,190,972
            1,505   Folsom Cordova Unified School District, (MBIA),
                    0.00%, 10/1/25                                                                     512,543
            6,555   Foothill-De Anza Community College District,
                    (Election of 1999), (FGIC), 0.00%, 8/1/28                                        1,868,699
            8,500   Foothill-De Anza Community College District, (Election
                    of 1999), (FGIC), 0.00%, 8/1/29                                                  2,293,300
            8,865   Foothill-De Anza Community College District, (Election
                    of 1999), (FGIC), 0.00%, 8/1/30                                                  2,246,214
            1,835   Huntington Beach City School District, (FGIC),
                    0.00%, 8/1/24                                                                      668,619
            2,060   Huntington Beach City School District, (FGIC),
                    0.00%, 8/1/25                                                                      707,569
            2,140   Huntington Beach City School District, (FGIC),
                    0.00%, 8/1/26                                                                      687,989
            2,000   Jurupa Unified School District, (FGIC), 0.00%, 8/1/23                              776,700
            2,000   Jurupa Unified School District, (FGIC), 0.00%, 8/1/26                              642,980
            2,235   Kings Canyon Joint Unified School District, (FGIC),
                    0.00%, 8/1/25                                                                      767,678
           10,000   Los Angeles Unified School District, (Election of 1997),
                    (MBIA), 5.125%, 1/1/27                                                          10,374,700
            3,225   Modesto High School District, Stanislaus County, (FGIC),
                    0.00%, 8/1/24                                                                    1,175,093
            9,000   North Orange County Community College District, (MBIA),
                    5.00%, 2/1/27                                                                    9,255,150
            5,000   Riverside Unified School District, (FGIC), 5.00%, 2/1/27                         5,135,150
            6,135   Salinas Union High School District, (MBIA), 5.00%, 6/1/27                        6,306,228
            1,500   San Diego Unified School District, (FGIC), 0.00%, 7/1/20                           706,725
           10,000   San Diego Unified School District, (FGIC), 0.00%, 7/1/22                         4,157,800
           10,000   San Diego Unified School District, (FGIC), 0.00%, 7/1/23                         3,899,800
            8,000   San Juan Unified School District, (FSA), 0.00%, 8/1/21                           3,526,480
            5,000   San Mateo County Community College District, (FGIC),
                    0.00%, 9/1/22                                                                    2,061,850
            4,365   San Mateo County Community College District, (FGIC),
                    0.00%, 9/1/23                                                                    1,688,076
            3,955   San Mateo County Community College District, (FGIC),
                    0.00%, 9/1/25                                                                    1,352,689
            5,240   San Mateo Union High School District, (FGIC),
                    0.00%, 9/1/21                                                                    2,300,517
            2,740   Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32                         2,796,608

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                            VALUE
--------------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

$           3,825   Union Elementary School District, (FGIC),
                    0.00%, 9/1/24                                                            $       1,387,787
            3,000   Ventura County Community College District, (MBIA),
                    5.00%, 8/1/27                                                                    3,085,050
--------------------------------------------------------------------------------------------------------------
                                                                                             $      82,846,481
--------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.8%

$          20,860   California Health Facilities Financing Authority,
                    (Sutter Health), (MBIA), 5.00%, 8/15/38                                  $      21,058,170
--------------------------------------------------------------------------------------------------------------
                                                                                             $      21,058,170
--------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 22.7%

$           2,000   Anaheim, Public Financing Authority Lease Revenue,
                    (FSA), 0.00%, 9/1/30                                                     $         496,940
            5,000   Anaheim, Public Financing Authority Lease Revenue,
                    (FSA), 0.00%, 9/1/35                                                               940,300
            8,545   Anaheim, Public Financing Authority Lease Revenue,
                    (FSA), 0.00%, 9/1/29                                                             2,262,203
           30,000   Anaheim, Public Financing Authority Lease Revenue,
                    (FSA), 5.00%, 3/1/37                                                            30,246,000
            1,000   California Public Works Board Lease Revenue,
                    (Department of General Services), (AMBAC),
                    5.00%, 12/1/27                                                                   1,020,430
            6,000   Sacramento Financing Authority,
                    (City Hall Redevelopment), (FSA), 5.00%, 12/1/28                                 6,118,500
            7,805   San Bernardino County Medical Center Financing Project,
                    (MBIA), 5.00%, 8/1/28                                                            7,878,991
           15,000   San Jose Financing Authority, (Civic Center), (AMBAC),
                    5.00%, 6/1/37                                                                   15,173,250
            5,850   Shasta Joint Powers Financing Authority,
                    (County Administration Building), (MBIA),
                    5.00%, 4/1/29                                                                    5,986,247
--------------------------------------------------------------------------------------------------------------
                                                                                             $      70,122,861
--------------------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 0.5%

$           1,560   California Educational Facilities Authority,
                    (St. Mary's College of California), (MBIA),
                    5.125%, 10/1/26                                                          $       1,634,459
--------------------------------------------------------------------------------------------------------------
                                                                                             $       1,634,459
--------------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 12.7%

$           1,000   California University, (AMBAC), 5.125%, 11/1/26                          $       1,042,280
           22,250   University of California, (FGIC), 5.00%, 9/1/27                                 22,537,248
           15,000   University of California, (FGIC), 5.125%, 9/1/30                                15,432,900
--------------------------------------------------------------------------------------------------------------
                                                                                             $      39,012,428
--------------------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 13.7%

$          23,115   East Bay Municipal Utility District Water System, (MBIA),
                    5.00%, 6/1/38                                                            $      23,403,475
           18,350   Livermore-Amador Valley Water Management Agency,
                    (AMBAC), 5.00%, 8/1/31                                                          18,694,430
--------------------------------------------------------------------------------------------------------------
                                                                                             $      42,097,905
--------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL ASSESSMENT REVENUE -- 1.9%

$           1,800   Murrieta Redevelopment Agency Tax, (MBIA),
                    5.00%, 8/1/32                                                            $       1,829,124
            4,045   Santa Clara Valley Transportation Authority, (MBIA),
                    5.00%, 6/1/26                                                                    4,149,604
--------------------------------------------------------------------------------------------------------------
                                                                                             $       5,978,728
--------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 15.3%

$           2,500   North City, School Facility Financing Authority,
                    (AMBAC), 0.00%, 9/1/26                                                   $         795,125
            7,000   Pomona Public Financing Authority, (MBIA),
                    5.00%, 2/1/33                                                                    7,077,140
           13,630   San Francisco, Bay Area Rapid Transportation
                    District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31                              13,882,973
            3,500   San Francisco, Bay Area Rapid Transportation District,
                    (AMBAC), 5.00%, 7/1/26                                                           3,591,455
            7,000   San Francisco, Bay Area Rapid Transportation District,
                    (AMBAC), 5.125%, 7/1/36                                                          7,180,110
            2,500   Tustin Unified School District, (FSA), 5.00%, 9/1/32                             2,533,825
           12,000   Tustin Unified School District, (FSA), 5.00%, 9/1/38                            12,128,520
--------------------------------------------------------------------------------------------------------------
                                                                                             $      47,189,148
--------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 14.7%

$          15,150   California Infrastructure and Economic Development,
                    (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33                          $      15,488,300
            7,250   California Infrastructure and Economic Development,
                    (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36                                  7,406,673
            1,000   California Infrastructure and Economic Development,
                    (Bay Area Toll Bridges), (FGIC), 5.00%, 7/1/29                                   1,025,950
           13,940   Sacramento County, Airport System, (FSA),
                    5.00%, 7/1/27                                                                   14,212,666
            3,445   San Joaquin Hills, Transportation Corridor Agency,
                    (MBIA), 0.00%, 1/15/30                                                             894,081
            5,000   San Joaquin Hills, Transportation Corridor Agency,
                    (MBIA), 0.00%, 1/15/31                                                           1,227,150
           15,000   San Joaquin Hills, Transportation Corridor Agency,
                    (MBIA), 0.00%, 1/15/26                                                           4,940,100
--------------------------------------------------------------------------------------------------------------
                                                                                             $      45,194,920
--------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                            VALUE
--------------------------------------------------------------------------------------------------------------
INSURED-UTILITIES -- 7.5%

$           8,000   Los Angeles Department of Water and Power, (FGIC),
                    5.00%, 7/1/43                                                            $       8,061,760
           14,750   Los Angeles Department of Water and Power, (MBIA),
                    5.125%, 7/1/41                                                                  14,966,530
--------------------------------------------------------------------------------------------------------------
                                                                                             $      23,028,290
--------------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 12.0%

$           8,180   California Water Resource, (Central Valley), (FGIC),
                    5.00%, 12/1/29(1)                                                        $       8,380,655
            5,500   Contra Costa Water District, (FSA), 4.50%, 10/1/31                               5,328,620
            7,620   East Bay Municipal Utility District Water System,
                    (MBIA), 5.00%, 6/1/38                                                            7,722,641
            2,000   East Bay Municipal Utility District Water System,
                    (MBIA), 5.00%, 6/1/26                                                            2,051,720
           10,000   Metropolitan Water District, (FGIC), 5.00%, 10/1/36                             10,221,800
            3,250   San Diego, (Water Utility Fund), (FGIC), 4.75%, 8/1/28                           3,254,875
--------------------------------------------------------------------------------------------------------------
                                                                                             $      36,960,311
--------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.9%

$           2,570   Sacramento Financing Authority, 5.40%, 11/1/20                           $       2,860,179
--------------------------------------------------------------------------------------------------------------
                                                                                             $       2,860,179
--------------------------------------------------------------------------------------------------------------

WATER REVENUE -- 6.9%

$          21,180   Southern California Metropolitan Water District,
                    5.00%, 7/1/37                                                            $      21,402,390
--------------------------------------------------------------------------------------------------------------
                                                                                             $      21,402,390
--------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 161.3%
  (IDENTIFIED COST $485,413,333)                                                             $     497,329,133
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.9%                                                       $       5,954,382
--------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (63.2)%                                                                  $    (195,006,398)
--------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                             $     308,277,117
--------------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 86.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 17.4% to 28.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

INSURED NEW YORK MUNICIPAL BOND FUND as of September 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 163.4%

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                            VALUE
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.8%

$           2,000   Long Island Power Authority Electric System Revenue,
                    5.00%, 9/1/27                                                            $       2,034,760
            1,000   New York Power Authority, 5.25%, 11/15/40                                        1,031,500
            1,000   Puerto Rico Electric Power Authority, 5.25%, 7/1/31                              1,040,480
--------------------------------------------------------------------------------------------------------------
                                                                                             $       4,106,740
--------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.6%

$           1,500   New York, 5.25%, 1/15/28                                                 $       1,557,990
            3,500   New York City, 5.25%, 8/15/26                                                    3,668,840
            3,075   New York City, 5.25%, 6/1/27                                                     3,191,881
            2,000   New York City, 5.25%, 1/15/33                                                    2,062,880
--------------------------------------------------------------------------------------------------------------
                                                                                             $      10,481,591
--------------------------------------------------------------------------------------------------------------

HOSPITAL -- 6.3%

$           1,430   New York Dormitory Authority Revenue,
                    (Lenox Hill Hospital), 5.50%, 7/1/30                                     $       1,475,831
            2,500   New York Dormitory Authority, (Memorial Sloan-Kettering
                    Cancer Center), 5.00%, 7/1/34                                                    2,540,025
           10,000   New York Dormitory Authority, (North General Hospital),
                    5.00%, 2/15/25                                                                  10,299,400
--------------------------------------------------------------------------------------------------------------
                                                                                             $      14,315,256
--------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.1%

$           5,000   Long Island Power Authority Electric System Revenue,
                    (FSA), 0.00%, 6/1/22                                                     $       2,236,650
            7,500   Long Island Power Authority, (AMBAC), 5.00%, 9/1/34                              7,666,950
            4,785   Long Island Power Authority, (FSA), 0.00%, 6/1/28                                1,496,365
--------------------------------------------------------------------------------------------------------------
                                                                                             $      11,399,965
--------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 3.0%

$           1,750   New York Dormitory Authority, (School Districts
                    Financing Program), (MBIA), 5.00%, 10/1/30                               $       1,789,952
            2,700   Sachem Central School District, Holbrook, (MBIA),
                    5.00%, 10/15/26                                                                  2,798,307
            2,085   Sachem Central School District, Holbrook, (MBIA),
                    5.00%, 10/15/28                                                                  2,148,259
--------------------------------------------------------------------------------------------------------------
                                                                                             $       6,736,518
--------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 22.3%

$          15,500   New York City Health and Hospital Corp.,
                    (Health Systems), (AMBAC), 5.00%, 2/15/23                                $      16,183,550
           10,600   New York Dormitory Authority, (Hospital Surgery),
                    (AMBAC), 5.00%, 2/1/38                                                          10,725,398
$           6,800   New York Dormitory Authority, (Maimonides
                    Medical Center), (MBIA), 5.00%, 8/1/33                                   $       6,966,872
            4,000   New York Dormitory Authority, (Memorial Sloan-Kettering
                    Cancer Center), (MBIA), 0.00%, 7/1/26                                            1,394,040
           23,835   New York Dormitory Authority, (Memorial Sloan-Kettering
                    Cancer Center), (MBIA), 0.00%, 7/1/28                                            7,417,929
           26,070   New York Dormitory Authority, (Memorial Sloan-Kettering
                    Cancer Center), (MBIA), 0.00%, 7/1/29                                            7,687,261
--------------------------------------------------------------------------------------------------------------
                                                                                             $      50,375,050
--------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 5.5%

$          12,000   New York Urban Development Corp.,
                    (Personal Income Tax), (MBIA), 5.125%, 3/15/27                           $      12,405,240
--------------------------------------------------------------------------------------------------------------
                                                                                             $      12,405,240
--------------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.9%

$           2,000   New York City Cultural Resource, (Wildlife
                    Conservation Society), (FGIC), 5.00%, 2/1/34                             $       2,049,820
--------------------------------------------------------------------------------------------------------------
                                                                                             $       2,049,820
--------------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 2.7%

$           6,000   New York City Cultural Resource, (American Museum
                    of Natural History), (MBIA), 5.00%, 7/1/44                               $       6,097,740
--------------------------------------------------------------------------------------------------------------
                                                                                             $       6,097,740
--------------------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 33.2%

$           4,000   Madison County, IDA, (Colgate University), (MBIA),
                    5.00%, 7/1/39                                                            $       4,075,480
           16,500   New York City Industrial Development Agency,
                    (New York University), (AMBAC), 5.00%, 7/1/41                                   16,701,465
            1,750   New York Dormitory Authority, (Barnard College),
                    (AMBAC), 4.75%, 7/1/35                                                           1,748,757
           11,500   New York Dormitory Authority, (Brooklyn Law School),
                    (XLCA), 5.125%, 7/1/30                                                          11,867,425
            1,300   New York Dormitory Authority, (FIT Student Housing Corp.),
                    (FGIC), 5.00%, 7/1/29                                                            1,335,776
            2,225   New York Dormitory Authority, (FIT Student Housing Corp.),
                    (FGIC), 5.125%, 7/1/26                                                           2,329,174
            1,000   New York Dormitory Authority, (Iona College), (XLCA),
                    5.125%, 7/1/32                                                                   1,029,570
            3,000   New York Dormitory Authority, (New York Medical College),
                    (MBIA), 5.00%, 7/1/21                                                            3,155,430
            4,250   New York Dormitory Authority, (New York University),
                    (AMBAC), 5.00%, 7/1/31                                                           4,331,345
            4,500   New York Dormitory Authority, (New York University),
                    (AMBAC), 5.00%, 7/1/41                                                           4,554,945

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                            VALUE
--------------------------------------------------------------------------------------------------------------
INSURED-PRIVATE EDUCATION (CONTINUED)

$           3,000   New York Dormitory Authority, (New York University),
                    (AMBAC), 5.50%, 7/1/40                                                   $       3,465,420
            4,500   New York Dormitory Authority, (New York University),
                    (MBIA), 4.50%, 7/1/34(1)                                                         4,333,995
           13,585   New York Dormitory Authority, (Rochester Institute of
                    Technology), (AMBAC), 5.25%, 7/1/32                                             14,194,967
            1,820   New York Dormitory Authority, (Rockefeller University),
                    (MBIA), 4.75%, 7/1/37                                                            1,821,784
--------------------------------------------------------------------------------------------------------------
                                                                                             $      74,945,533
--------------------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 4.2%

$           9,500   New York Dormitory Authority, (University Educational
                    Facility), (MBIA), 4.75%, 5/15/25                                        $       9,563,935
--------------------------------------------------------------------------------------------------------------
                                                                                             $       9,563,935
--------------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 2.5%

$           1,710   Ulster County Resource Recovery Agency,
                    Solid Waste System, (AMBAC), 0.00%, 3/1/19                               $         904,607
            1,645   Ulster County Resource Recovery Agency,
                    Solid Waste System, (AMBAC), 0.00%, 3/1/20                                         821,414
            1,790   Ulster County Resource Recovery Agency,
                    Solid Waste System, (AMBAC), 0.00%, 3/1/21                                         842,195
            1,240   Ulster County Resource Recovery Agency,
                    Solid Waste System, (AMBAC), 0.00%, 3/1/22                                         550,634
            1,090   Ulster County Resource Recovery Agency,
                    Solid Waste System, (AMBAC), 0.00%, 3/1/23                                         456,209
            1,490   Ulster County Resource Recovery Agency,
                    Solid Waste System, (AMBAC), 0.00%, 3/1/24                                         595,940
            3,735   Ulster County Resource Recovery Agency,
                    Solid Waste System, (AMBAC), 0.00%, 3/1/25                                       1,399,654
--------------------------------------------------------------------------------------------------------------
                                                                                             $       5,570,653
--------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 4.7%

$           2,000   Metropolitan Transportation Authority,
                    Petroleum Tax Fund, (FGIC), 5.00%, 11/15/31                              $       2,040,120
            7,250   New York City Transitional Finance Authority,
                    (Future Tax), (MBIA), 5.00%, 5/1/31(2)                                           7,411,748
            1,185   Schenectady Metroplex Development Authority,
                    (FGIC), 4.50%, 9/15/24                                                           1,181,113
--------------------------------------------------------------------------------------------------------------
                                                                                             $      10,632,981
--------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 40.7%

$          32,500   Metropolitan Transportation Authority, (FSA),
                    5.00%, 11/15/30                                                          $      33,249,775
           15,560   Metropolitan Transportation Authority, (FSA),
                    5.00%, 11/15/32(3)                                                              15,887,227
$           5,775   Port Authority of New York and New Jersey, (MBIA),
                    5.125%, 10/15/30                                                         $       5,906,093
           11,500   Puerto Rico Highway and Transportation Authority, (MBIA),
                    5.00%, 7/1/33                                                                   11,831,775
           24,600   Triborough Bridge and Tunnel Authority, (MBIA),
                    5.00%, 11/15/32                                                                 25,117,338
--------------------------------------------------------------------------------------------------------------
                                                                                             $      91,992,208
--------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 11.6%

$           8,000   New York City Municipal Water Finance Authority,
                    (AMBAC), 5.00%, 6/15/38                                                  $       8,143,600
           10,000   New York City Municipal Water Finance Authority,
                    Water and Sewer, (MBIA), 5.125%, 6/15/34                                        10,289,700
            7,500   Niagara Falls Public Water Authority and Sewer System,
                    (MBIA), 5.00%, 7/15/34                                                           7,662,675
--------------------------------------------------------------------------------------------------------------
                                                                                             $      26,095,975
--------------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 1.0%

$           1,000   Buffalo Municipal Water Finance Authority, (FSA),
                    5.125%, 7/1/32                                                           $       1,029,570
            1,200   Upper Mohawk Valley Regional Water Finance Authority,
                    (FGIC), 4.75%, 4/1/33                                                            1,205,412
--------------------------------------------------------------------------------------------------------------
                                                                                             $       2,234,982
--------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.8%

$           4,000   Metropolitan Transportation Authority, Lease Contract,
                    5.125%, 1/1/29                                                           $       4,092,120
--------------------------------------------------------------------------------------------------------------
                                                                                             $       4,092,120
--------------------------------------------------------------------------------------------------------------

PRIVATE EDUCATION -- 2.1%

$           1,630   Madison County Industrial Development Agency,
                    (Colgate University), 5.00%, 7/1/33                                      $       1,657,042
            3,065   Rensselaer County Industrial Development Agency,
                    (Rensselaer Polytech Institute), 5.125%, 8/1/27                                  3,141,104
--------------------------------------------------------------------------------------------------------------
                                                                                             $       4,798,146
--------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.1%

$           2,500   New York City Transitional Finance Authority,
                    (Future Tax), 5.00%, 2/1/33                                              $       2,539,875
--------------------------------------------------------------------------------------------------------------
                                                                                             $       2,539,875
--------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 8.3%

$          14,500   Port Authority of New York and New Jersey,
                    5.00%, 9/1/38                                                            $      14,737,510
            3,990   Puerto Rico Highway and Transportation Authority,
                    5.125%, 7/1/43                                                                   4,055,556
--------------------------------------------------------------------------------------------------------------
                                                                                             $      18,793,066
--------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)          SECURITY                                                            VALUE
--------------------------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 163.4%
   (IDENTIFIED COST $357,899,366)                                                            $     369,227,394
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.3)%                                                     $        (744,094)
--------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (63.1)%                                                                  $    (142,511,302)
--------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                             $     225,971,998
--------------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 84.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 37.9% of total investments.

(1) When-issued security.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

                                                     INSURED MUNICIPAL FUND   INSURED CALIFORNIA FUND    INSURED NEW YORK FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                  $         1,490,568,400   $           485,413,333   $           357,899,366
   Unrealized appreciation                                       45,381,164                11,915,800                11,328,028
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                               $         1,535,949,564   $           497,329,133   $           369,227,394
-------------------------------------------------------------------------------------------------------------------------------
Cash                                                $                    --   $               521,569   $                    --
Interest receivable                                              17,113,365                 5,059,914                 4,580,597
Receivable for daily variation margin on
  open financial futures contracts                                1,411,719                   459,062                   325,000
Prepaid expenses                                                    383,099                        --                        --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                        $         1,554,857,747   $           503,369,678   $           374,132,991
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for when-issued securities                  $                    --   $                    --   $             4,384,530
Due to bank                                                       8,687,788                        --                 1,190,714
Accrued expenses                                                    145,482                    86,163                    74,447
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                   $             8,833,270   $                86,163   $             5,649,691
-------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation
  value plus cumulative unpaid dividends                        592,793,631               195,006,398               142,511,302
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES              $           953,230,846   $           308,277,117   $           225,971,998
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value,
  unlimited number of shares authorized             $               646,067   $               216,282   $               156,981
Additional paid-in capital                                      911,973,551               305,163,036               221,346,825
Accumulated net realized loss (computed
  on the basis of identified cost)                               (5,470,349)               (8,328,782)               (5,989,971)
Accumulated undistributed net investment
  income                                                          6,552,094                 1,143,005                   646,029
Net unrealized appreciation (computed on
  the basis of identified cost)                                  39,529,483                10,083,576                 9,812,134
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES              $           953,230,846   $           308,277,117   $           225,971,998
-------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                     23,700                     7,800                     5,700
-------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                 64,606,667                21,628,202                15,698,145
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES
  DIVIDED BY COMMON SHARES ISSUED AND
  OUTSTANDING                                       $                 14.75   $                 14.25   $                 14.39
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                     INSURED MUNICIPAL FUND   INSURED CALIFORNIA FUND    INSURED NEW YORK FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                            $            77,300,119   $            24,913,526   $            17,909,678
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $            77,300,119   $            24,913,526   $            17,909,678
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                              $             9,992,611   $             3,275,789   $             2,388,716
Trustees' fees and expenses                                          21,457                    15,949                    12,278
Legal and accounting services                                        78,414                    68,738                    56,393
Printing and postage                                                136,277                    26,028                    17,508
Custodian fee                                                       323,374                   200,864                   160,944
Transfer and dividend disbursing agent                               92,101                    70,069                    72,876
Preferred shares remarketing agent fee                            1,485,323                   488,837                   352,250
Miscellaneous                                                        80,301                    46,872                    40,466
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                      $            12,209,858   $             4,193,146   $             3,101,431
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                       $                37,835   $                 7,752   $                 9,796
   Reduction of investment adviser fee                            4,919,439                 1,612,696                 1,175,983
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                            $             4,957,274   $             1,620,448   $             1,185,779
-------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                        $             7,252,584   $             2,572,698   $             1,915,652
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                               $            70,047,535   $            22,340,828   $            15,994,026
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)  $            18,060,946   $             1,104,099   $               605,658
   Financial futures contracts                                  (26,795,836)               (8,849,356)               (6,041,679)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                   $            (8,734,890)  $            (7,745,257)  $            (5,436,021)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)              $             7,518,236   $             6,473,722   $             4,399,078
   Financial futures contracts                                    4,215,843                 1,826,112                  (724,316)
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                    $            11,734,079   $             8,299,834   $             3,674,762
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)             $             2,999,189   $               554,577   $            (1,761,259)
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET
  INVESTMENT INCOME                                 $            (7,059,224)  $            (1,809,028)  $            (1,398,712)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $            65,987,500   $            21,086,377   $            12,834,055
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2004

INCREASE (DECREASE) IN NET ASSETS                    INSURED MUNICIPAL FUND   INSURED CALIFORNIA FUND    INSURED NEW YORK FUND
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                            $            70,047,535   $            22,340,828   $            15,994,026
   Net realized loss from investment and financial
      futures contracts transactions                             (8,734,890)               (7,745,257)               (5,436,021)
   Net change in unrealized appreciation
      (depreciation) from investments and
      financial futures contracts                                11,734,079                 8,299,834                 3,674,762
   Distributions to preferred shareholders from
      net investment income                                      (7,059,224)               (1,809,028)               (1,398,712)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $            65,987,500   $            21,086,377   $            12,834,055
-------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                       $           (60,568,755)  $           (19,465,383)  $           (14,128,331)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               $             5,418,745   $             1,620,994   $            (1,294,276)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                $           947,812,101   $           306,656,123   $           227,266,274
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                      $           953,230,846   $           308,277,117   $           225,971,998
-------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                      $             6,552,094   $             1,143,005   $               646,029
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                    INSURED MUNICIPAL FUND   INSURED CALIFORNIA FUND    INSURED NEW YORK FUND
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                            $            67,196,099   $            21,454,620   $            15,371,205
   Net realized gain (loss) from investment and
      financial futures contracts transactions                    2,343,382                (1,436,089)                 (614,965)
   Net change in unrealized appreciation
      (depreciation) from investments and
      financial futures contracts                                (1,020,901)               (7,178,731)                  682,190
   Distributions to preferred shareholders from
      net investment income                                      (5,871,438)               (1,685,296)               (1,403,053)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $            62,647,142   $            11,154,504   $            14,035,377
-------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                       $           (58,630,555)  $           (19,464,591)  $           (14,118,015)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS          $           (58,630,555)  $           (19,464,591)  $           (14,118,015)
-------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(1)           $            21,487,500   $             7,377,375   $             6,159,750
   Reinvestment of distributions to common
      shareholders                                                       --                    89,787                   502,907
   Offering costs and preferred shares
      underwriting discounts                                    (12,311,002)               (4,134,934)               (3,053,056)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                      $             9,176,498   $             3,332,228   $             3,609,601
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               $            13,193,085   $            (4,977,859)  $             3,526,963
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                $           934,619,016   $           311,633,982   $           223,739,311
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                      $           947,812,101   $           306,656,123   $           227,266,274
-------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                      $             4,586,164   $               423,001   $               212,142
-------------------------------------------------------------------------------------------------------------------------------

(1) Proceeds from sale of shares net of sales load paid of $1,012,500, $347,625 and $290,250 for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                   INSURED MUNICIPAL FUND
                                                                        --------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                                        --------------------------------------------
                                                                           2004(1)         2003(1)       2002(1)(2)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                    $     14.670    $     14.810    $     14.325(3)
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                   $      1.084    $      1.041    $      0.040
Net realized and unrealized gain                                               0.043           0.009           0.454
Distributions to preferred shareholders from net investment income            (0.109)         (0.091)             --
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                            $      1.018    $      0.959    $      0.494
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                              $     (0.938)   $     (0.908)   $         --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                              $     (0.938)   $     (0.908)   $         --
--------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL   $         --    $     (0.007)   $     (0.009)
--------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                 $         --    $     (0.184)   $         --
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                          $     14.750    $     14.670    $     14.810
--------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                             $     13.950    $     13.580    $     15.000
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(5)                                   7.58%           5.67%           3.39%(4)
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(5)                                      9.91%          (3.42)%          4.71%(4)
--------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                            INSURED MUNICIPAL FUND
                                                                                  ------------------------------------------
                                                                                           YEAR ENDED SEPTEMBER 30,
                                                                                  ------------------------------------------
                                                                                     2004(1)        2003(1)      2002(1)(2)
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)               $    953,231   $    947,812   $    934,619
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                        0.77%          0.75%          0.48%(7)
   Net expenses after custodian fee reduction(6)                                          0.77%          0.73%          0.46%(7)
   Net investment income(6)                                                               7.41%          7.20%          3.20%(7)
Portfolio Turnover                                                                          37%            63%             0%

*  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                            1.29%          1.26%          0.80%(7)
   Expenses after custodian fee reduction(6)                                              1.29%          1.24%          0.78%(7)
   Net investment income(6)                                                               6.89%          6.69%          2.88%(7)
   Net investment income per share                                                $      1.008   $      0.967   $      0.036

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                           0.47%          0.47%
   Net expenses after custodian fee reduction                                             0.47%          0.46%
   Net investment income                                                                  4.56%          4.54%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                               0.79%          0.79%
   Expenses after custodian fee reduction                                                 0.79%          0.78%
   Net investment income                                                                  4.24%          4.22%

Senior Securities:
   Total preferred shares outstanding                                                   23,700         23,700
   Asset coverage per preferred share(8)                                          $     65,233   $     65,008
   Involuntary liquidation preference per preferred share(9)                      $     25,000   $     25,000
   Approximate market value per preferred share(9)                                $     25,000   $     25,000

(1)  Computed using average common shares outstanding.

(2) For the period from the start of business, August 30, 2002, to September 30, 2002.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                  INSURED CALIFORNIA FUND
                                                                        --------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                                        --------------------------------------------
                                                                           2004(1)         2003(1)       2002(1)(2)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                    $     14.180    $     14.760    $     14.325(3)
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                   $      1.033    $      0.993    $      0.031
Net realized and unrealized gain (loss)                                        0.021          (0.402)          0.420
Distributions to preferred shareholders from net investment income            (0.084)         (0.078)             --
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                            $      0.970    $      0.513    $      0.451
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                              $     (0.900)   $     (0.901)   $         --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                              $     (0.900)   $     (0.901)   $         --
--------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL   $         --    $     (0.011)   $     (0.016)
--------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                 $         --    $     (0.181)   $         --
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                          $     14.250    $     14.180    $     14.760
--------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                             $     13.730    $     13.410    $     15.000
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(5)                                   7.34%           2.58%           3.04%(4)
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(5)                                      9.36%          (4.54)%          4.71%(4)
--------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                        INSURED CALIFORNIA FUND
                                                                              ------------------------------------------
                                                                                        YEAR ENDED SEPTEMBER 30,
                                                                              ------------------------------------------
                                                                                2004(1)        2003(1)       2002(1)(2)
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)           $    308,277   $    306,656   $    311,634
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                    0.83%          0.80%          0.61%(7)
   Net expenses after custodian fee reduction(6)                                      0.83%          0.77%          0.59%(7)
   Net investment income(6)                                                           7.23%          7.02%          2.54%(7)
Portfolio Turnover                                                                      24%            38%             0%

+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                        1.36%          1.31%          0.93%(7)
   Expenses after custodian fee reduction(6)                                          1.36%          1.28%          0.91%(7)
   Net investment income(6)                                                           6.71%          6.51%          2.22%(7)
   Net investment income per share                                            $      0.959   $      0.921   $      0.027

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                       0.51%          0.50%
   Net expenses after custodian fee reduction                                         0.51%          0.48%
   Net investment income                                                              4.43%          4.42%
*  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                           0.83%          0.82%
   Expenses after custodian fee reduction                                             0.83%          0.80%
   Net investment income                                                              4.11%          4.10%

Senior Securities:
   Total preferred shares outstanding                                                7,800          7,800
   Asset coverage per preferred share(8)                                        $   64,524   $     64,316
   Involuntary liquidation preference per preferred share(9)                    $   25,000   $     25,000
   Approximate market value per preferred share(9)                              $   25,000   $     25,000

(1)  Computed using average common shares outstanding.

(2) For the period from the start of business, August 30, 2002, to September 30, 2002.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                        INSURED NEW YORK FUND
                                                                              ------------------------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
                                                                              ------------------------------------------
                                                                                 2004(1)       2003(1)       2002(1)(2)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                          $     14.480   $     14.690   $     14.325(3)
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                         $      1.019   $      0.981   $      0.028
Net realized and unrealized gain (loss)                                             (0.120)        (0.006)*        0.358
Distributions to preferred shareholders from net investment income                  (0.089)        (0.090)            --
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                  $      0.810   $      0.885   $      0.386
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                    $     (0.900)  $     (0.900)  $         --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                    $     (0.900)  $     (0.900)  $         --
------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL         $         --   $     (0.013)  $     (0.021)
------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                       $         --   $     (0.182)  $         --
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                                $     14.390   $     14.480   $     14.690
------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                                   $     13.860   $     13.450   $     15.060
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(5)                                         6.10%          5.09%          2.55%(4)
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(5)                                           10.02%         (4.78)%         5.13%(4)
------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                         INSURED NEW YORK FUND
                                                                              ------------------------------------------
                                                                                        YEAR ENDED SEPTEMBER 30,
                                                                              ------------------------------------------
                                                                                 2004(1)       2003(1)       2002(1)(2)
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)           $    225,972   $    227,266   $    223,739
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                    0.86%          0.83%          0.71%(7)
   Net expenses after custodian fee reduction(6)                                      0.85%          0.79%          0.68%(7)
   Net investment income(6)                                                           7.11%          6.83%          2.26%(7)
Portfolio Turnover                                                                      33%            64%             8%

+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                        1.38%          1.34%          1.03%(7)
   Expenses after custodian fee reduction(6)                                          1.37%          1.30%          1.00%(7)
   Net investment income(6)                                                           6.59%          6.33%          1.94%(7)
   Net investment income per share                                            $      0.944   $      0.909   $      0.024

++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                       0.52%          0.52%
   Net expenses after custodian fee reduction                                         0.52%          0.50%
   Net investment income                                                              4.35%          4.31%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                           0.84%          0.84%
   Expenses after custodian fee reduction                                             0.84%          0.82%
   Net investment income                                                              4.03%          3.99%

Senior Securities:
   Total preferred shares outstanding                                                5,700          5,700
   Asset coverage per preferred share(8)                                      $     64,646   $     64,884
   Involuntary liquidation preference per preferred share(9)                  $     25,000   $     25,000
   Approximate market value per preferred share(9)                            $     25,000   $     25,000

(1)  Computed using average common shares outstanding.

(2) For the period from the start of business, August 30, 2002, to September 30, 2002.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

* The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL FUNDS as of September 30, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Insured Municipal Bond Fund (Insured Municipal Fund), Eaton Vance Insured California Municipal Bond Fund (Insured California Fund), and Eaton Vance Insured New York Municipal Bond Fund (Insured New York Fund), (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as non-diversified, closed-end management investment companies. The Insured Municipal Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 2, 2002. The Insured California Fund and the Insured New York Fund were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 8, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the bid and asked prices. Futures contracts and options on futures contracts listed on the commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   D FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At September 30, 2004, the Funds, for federal income tax purposes, had a capital loss carryover which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                          AMOUNT         EXPIRES
   ---------------------------------------------------------------
   Insured Municipal Fund     $   1,072,880     September 30, 2011

   Insured California Fund          557,635     September 30, 2011

   Insured New York Fund          1,251,495     September 30, 2011
                                  1,166,633     September 30, 2012

   Additionally, at September 30, 2004, Insured Municipal Fund, Insured California Fund and Insured New York Fund had net capital losses of $10,957,039, $10,115,483 and $5,122,077, respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's taxable year ending September 30, 2005.

   In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

   E OFFERING COSTS -- Costs incurred by the Funds in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   F FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   G OPTIONS ON FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   H USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2  AUCTION PREFERRED SHARES (APS)

   Each Fund issued Auction Preferred Shares on October 29, 2002 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of the capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and generally have been reset every seven days thereafter by an auction, unless a special dividend period has been set. Special dividend periods are currently in effect on the following series:

                                          DIVIDEND
                           EFFECTIVE       PERIOD     DIVIDEND       MATURITY
   FUND                      DATE          (DAYS)       RATE           DATE
   -----------------------------------------------------------------------------
   Insured Municipal
     Series B            March 3, 2004         364       1.068%   March 1, 2005

   Insured Municipal
     Series C            August 6, 2003        728        1.70%   August 3, 2005

   Insured Municipal Fund Series B and Series C will pay each series' accumulated dividends on the first business day of each month. Each series within a Fund is identical in all respects to the other(s), except for the dates of reset for the dividend rates.

   Auction Preferred Shares issued and outstanding as of September 30, 2004 and dividend rate ranges for the year ended September 30, 2004 are as indicated below:

                                     PREFERRED SHARES       DIVIDENDS RATE
   FUND                           ISSUED AND OUTSTANDING        RANGES
   -----------------------------------------------------------------------
   Insured Municipal Series A               4,740           0.75% - 1.36%

   Insured Municipal Series B               4,740           1.068% - 1.18%

   Insured Municipal Series C               4,740               1.70%

   Insured Municipal Series D               4,740           1.10% - 1.41%

   Insured Municipal Series E               4,740           0.74% - 1.35%

                                    PREFERRED SHARES        DIVIDENDS RATE
   FUND                           ISSUED AND OUTSTANDING        RANGES
   -----------------------------------------------------------------------
   Insured California Series A              3,900           0.60% - 1.23%

   Insured California Series B              3,900           0.50% - 1.31%

   Insured New York Series A                2,850           1.05% - 1.46%

   Insured New York Series B                2,850           0.45% - 1.41%

   The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Fund's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  DISTRIBUTIONS TO SHAREHOLDERS

   Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. Insured Municipal Fund Series B shares set a special dividend period of 364 days effective March 3, 2004. Insured Municipal Fund Series C shares set a special dividend period of 728 days effective August 6, 2003. Insured Municipal Fund Series B and Series C will pay each Series' accumulated dividends on the first business day of each month. The applicable dividend rate for APS on September 30, 2004 are listed below. For the year ended September 30, 2004, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                                      DIVIDENDS
                                                       PAID TO
                                                       PREFERRED              AVERAGE
                                                      SHAREHOLDERS             APS
                                    APS            FROM NET INVESTMENT       DIVIDEND
                               DIVIDEND RATES          INCOME FOR            RATES FOR
                                   AS OF             THE YEAR ENDED        THE YEAR ENDED
                                SEPTEMBER 30,         SEPTEMBER 30,        SEPTEMBER 30,
   FUND                             2004                   2004                 2004
   --------------------------------------------------------------------------------------
   Insured Municipal Fund
     Series A                        1.36%              1,151,269                0.97%
   Insured Municipal Fund
     Series B                       1.068%              1,325,430                1.12%
   Insured Municipal Fund
     Series C                        1.70%              2,048,249                1.70%
   Insured Municipal Fund
     Series D                        1.41%              1,382,410                1.18%
   Insured Municipal Fund
     Series E                        1.35%              1,151,866                0.97%
   Insured California Fund
     Series A                        1.20%                894,038                0.92%
   Insured California Fund
     Series B                        1.31%                914,990                0.94%
   Insured New York
     Series A                        1.46%                767,676                1.08%
   Insured New York
     Series B                        1.41%                631,036                0.89%

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the difference in method for accreting market discount and amortizing premiums.

   The tax character of distributions paid for the years ended September 30, 2004 and September 30, 2003 was as follows:

                                  INSURED         INSURED         INSURED
                                  MUNICIPAL       CALIFORNIA      NEW YORK
   YEAR ENDED 9/30/04             FUND            FUND            FUND
   ----------------------------------------------------------------------------
   Distributions declared from:

   Tax-exempt income              $  67,627,979   $  21,274,411   $  15,527,043

   YEAR ENDED 9/30/03
   ----------------------------------------------------------------------------
   Distributions declared from:

   Tax-exempt income              $  64,501,993   $  21,149,887   $  15,521,068

   During the year ended September 30, 2004, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

                                  INSURED         INSURED         INSURED
                                  MUNICIPAL       CALIFORNIA      NEW YORK
                                  FUND            FUND            FUND
   ----------------------------------------------------------------------------
   Increase (decrease):
     Paid in capital                         --              --              --

   Accumulated net realized
     gain/(loss) on investments   $     453,626   $     346,413   $      33,096

   Accumulated
     undistributed income         $    (453,626)  $    (346,413)  $     (33,096)

   These changes had no effect on the net assets or net asset value per share of the Funds.

   As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                  INSURED         INSURED         INSURED
                                  MUNICIPAL       CALIFORNIA      NEW YORK
                                  FUND            FUND            FUND
   ----------------------------------------------------------------------------
   Undistributed income           $   6,845,726   $   1,143,005   $     657,331

   Capital loss carryforward      $  (1,072,880)  $    (557,635)  $  (2,418,128)

   Unrealized gain                $  40,237,372   $  10,595,688   $   9,846,474

   Other temporary differences    $  (5,398,990)  $  (8,283,259)  $  (3,617,485)

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.65% of each Fund's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the year ended September 30, 2004, the fee was equivalent to 0.65% of each Fund's average weekly gross assets and amounted to $9,992,611, $3,275,789, and $2,388,716 for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

   In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.32% of average weekly gross assets of each Fund during the first five full years of each Fund's operations, 0.24% of average weekly gross assets of each Fund in year six, 0.16% in year seven and 0.08% in year eight. For the year ended September 30, 2004, EVM contractually waived $4,919,439, $1,612,696 and $1,175,983 of its advisory fee for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively

   Certain officers and one Trustee of each Fund are officers of the above organization.

5  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended September 30, 2004 were as follows:

   INSURED MUNICIPAL FUND

   Purchases                                      $  564,267,165
   Sales                                             605,385,504

   INSURED CALIFORNIA FUND

   Purchases                                      $  119,816,322
   Sales                                             134,773,927

   INSURED NEW YORK FUND

   Purchases                                      $  119,653,242
   Sales                                             120,761,834

6  FEDERAL INCOME TAX BASIS OF UNREALIZED
   APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at September 30, 2004, as computed for Federal income tax purposes, were as follows:

   INSURED MUNICIPAL FUND

   AGGREGATE COST                                         $   1,489,860,511
   ------------------------------------------------------------------------
   Gross unrealized appreciation                          $      48,320,862
   Gross unrealized depreciation                                 (2,231,809)
   ------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                            $      46,089,053
   ------------------------------------------------------------------------

   INSURED CALIFORNIA FUND

   AGGREGATE COST                                         $     484,901,221
   ------------------------------------------------------------------------
   Gross unrealized appreciation                          $      12,861,583
   Gross unrealized depreciation                                   (433,671)
   ------------------------------------------------------------------------
   Net unrealized appreciation                            $      12,427,912
   ------------------------------------------------------------------------

   INSURED NEW YORK FUND

   AGGREGATE COST                                         $     357,865,026
   ------------------------------------------------------------------------
   Gross unrealized appreciation                          $      11,449,094
   Gross unrealized depreciation                                    (86,726)
   ------------------------------------------------------------------------
   Net unrealized appreciation                            $      11,362,368
   ------------------------------------------------------------------------

7  SHARES OF BENEFICIAL INTEREST

   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in Fund shares were as follows:

                                                  INSURED MUNICIPAL FUND
                                               ----------------------------
                                                 YEAR ENDED SEPTEMBER 30,
                                               ----------------------------
                                                      2004             2003
   ------------------------------------------------------------------------
   Sales                                                --        1,500,000
   ------------------------------------------------------------------------
   NET INCREASE                                         --        1,500,000
   ------------------------------------------------------------------------

                                                 INSURED CALIFORNIA FUND
                                               ----------------------------
                                                 YEAR ENDED SEPTEMBER 30,
                                               ----------------------------
                                                      2004             2003
   ------------------------------------------------------------------------
   Sales                                                --          515,000
   Shares issued pursuant to
     the Fund's dividend
     reinvestment plan                                  --            6,535
   ------------------------------------------------------------------------
   NET INCREASE                                                     521,535
   ------------------------------------------------------------------------

                                                  INSURED NEW YORK FUND
                                               ----------------------------
                                                 YEAR ENDED SEPTEMBER 30,
                                               ----------------------------
                                                      2004             2003
   ------------------------------------------------------------------------
   Sales                                                --          430,000
   Shares issued pursuant to
     the Fund's dividend
     reinvestment plan                                  --           36,478
   ------------------------------------------------------------------------
   Net increase                                         --          466,478
   ------------------------------------------------------------------------

8  FINANCIAL INSTRUMENTS

   Each Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment each Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2004 is as follows:

   FUTURES CONTRACTS

               EXPIRATION                                AGGREGATE                           NET UNREALIZED
   FUND        DATE        CONTRACTS           POSITION  COST              VALUE             DEPRECIATION
   --------------------------------------------------------------------------------------------------------
   Insured                 3,475
   Municipal   12/04       U.S. Treasury Bond  Short     $  (384,108,475)  $  (389,960,156)  $   (5,851,681)
   --------------------------------------------------------------------------------------------------------

   Insured                 1,130
   California  12/04       U.S. Treasury Bond  Short     $  (124,974,963)  $  (126,807,187)  $   (1,832,224)
   --------------------------------------------------------------------------------------------------------

   Insured                 800
   New York    12/04       U.S. Treasury Bond  Short     $   (88,259,106)  $  (89,775,000)   $   (1,515,894)
   --------------------------------------------------------------------------------------------------------

   At September 30, 2004, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

9  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Funds and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay the Bank at the current rate of interest charged by the

   Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At September 30, 2004, the Insured Municipal Bond Fund and Insured New York Fund had payments due to the Bank pursuant to the foregoing arrangement of $8,687,788 and $1,190,714, respectively.

10 ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

   Each Fund held its Annual Meeting of Shareholders on July 23, 2004. The following action was taken by the shareholders of each Fund:

   ITEM 1: The election of James B. Hawkes and Samuel L. Hayes, III as Class II Trustees of each Fund for a three-year term expiring in 2007.
           Mr. Hayes was designated the Nominee to be elected solely by APS shareholders:

                                NOMINEE FOR          NOMINEE FOR
                              CLASS II TRUSTEE     CLASS II TRUSTEE
                               ELECTED BY APS       ELECTED BY ALL
                               SHAREHOLDERS:         SHAREHOLDERS
   FUND                     SAMUEL L. HAYES, III   JAMES B. HAWKES
   ----------------------------------------------------------------
   Insured California Fund
   ----------------------------------------------------------------
     For                           7,275              21,264,582
     Withheld                          5                 178,060
   ----------------------------------------------------------------
   Insured Municipal Fund
   ----------------------------------------------------------------
     For                          20,343              62,709,043
     Withheld                         37                 734,711
   ----------------------------------------------------------------
   Insured New York Fund
   ----------------------------------------------------------------
     For                           4,880              15,211,694
     Withheld                          8                 156,829
   ----------------------------------------------------------------

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE INSURED MUNICIPAL BOND FUND, EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND AND EATON VANCE INSURED NEW YORK MUNICIPALS BOND FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Insured Municipal Bond Fund, Eaton Vance Insured California Municipal Bond Fund, and Eaton Vance Insured New York Municipal Bond Fund ("the Funds") as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003 and the financial highlights for the years ended September 30, 2004 and 2003 and the period from the start of business, August 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of September 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Insured Municipal Bond Fund, Eaton Vance Insured California Municipal Bond Fund, and Eaton Vance Insured New York Municipal Bond Fund at September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for the years ended September 30, 2004 and 2003, and their financial highlights for the years ended September 30, 2004 and 2003 and the period from the start of business, August 30, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2004

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2004

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Funds' fiscal year end regarding exempt-interest dividends.

EXEMPT-INTEREST DIVIDENDS -- The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Insured Municipal Bond Fund                      100.00%
Insured California Municipal Bond Fund           100.00%
Insured New York Municipal Bond Fund             100.00%

EATON VANCE INSURED MUNICIPAL BOND FUNDS

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE INSURED MUNICIPAL BOND FUNDS

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                        ----------------------------------------
                                        Please print exact name on account

                                        ----------------------------------------
                                        Shareholder signature       Date

                                        ----------------------------------------
                                        Shareholder signature       Date

                                        Please sign exactly as your common
                                        shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                             Eaton Vance Insured Municipal Bond Funds
                             c/o PFPC Inc.
                             P.O. Box 43027
                             Providence, RI 02940-3027
                             800-331-1710


NUMBER OF EMPLOYEES

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of September 30, 2004, our records indicate that there are 394, 93 and 83 registered shareholders for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively, and approximately 32,400, 8,900 and 8,000 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

                             Eaton Vance Distributors, Inc.
                             The Eaton Vance Building
                             255 State Street
                             Boston, MA 02109
                             1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

Insured Municipal Fund           EIM
Insured California Fund          EVM
Insured New York Fund            ENX

EATON VANCE INSURED MUNICIPAL BOND FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees and officers of Eaton Vance Insured Municipal Bond Fund (IMF), Eaton Vance Insured California Municipal Bond Fund (ICA), and Eaton Vance Insured New York Municipal Bond Fund (INY), (the Funds) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter and a wholly-owned subsidiary of EVM.

                                          TERM OF                                   NUMBER OF PORTFOLIOS
                          POSITION(S)    OFFICE AND                                   IN FUND COMPLEX
       NAME AND            WITH THE      LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY
    DATE OF BIRTH            FUNDS        SERVICE       DURING PAST FIVE YEARS           TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes          Trustee and     Until 2007.  Chairman, President and               195                Director of EVC
11/9/41                 Vice President    3 years.    Chief Executive Officer of
                                           Trustee    BMR, EVC, EVM and EV;
                                         since 2002.  Director of EV; Vice
                                                      President and Director of
                                                      EVD. Trustee and/or officer
                                                      of 195 registered investment
                                                      companies in the Eaton Vance
                                                      Fund Complex. Mr. Hawkes is
                                                      an interested person because
                                                      of his positions with BMR,
                                                      EVM, EVC and EV, which are
                                                      affiliates of the Funds.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III(A)     Trustee      Until 2007.  Jacob H. Schiff Professor of          195            Director of Tiffany & Co.
2/23/35                                    3 years.   Investment Banking Emeritus,                         (specialty retailer) and
                                           Trustee    Harvard University Graduate                               Telect, Inc.
                                         since 2002.  School of Business                                     (telecommunication
                                                      Administration.                                         services company)

William H. Park             Trustee      Until 2006.  President and Chief                   195                     None
9/19/47                                    3 years.   Executive Officer, Prizm
                                           Trustee    Capital Management, LLC
                                         since 2003.  (investment management firm)
                                                      (since 2002). Executive Vice
                                                      President and Chief
                                                      Financial Officer, United
                                                      Asset Management Corporation
                                                      (a holding company owning
                                                      institutional investment
                                                      management firms)
                                                      (1982-2001).

Ronald A. Pearlman          Trustee      Until 2005.  Professor of Law, Georgetown          195                     None
7/10/40                                    3 years.   University Law Center (since
                                           Trustee    1999). Tax Partner,
                                         since 2003.  Covington & Burling,
                                                      Washington, DC (1991-2000)

Norton H. Reamer(A)         Trustee      Until 2005.  President, Chief Executive            195                     None
9/21/35                                    3 years.   Officer and a Director of
                                           Trustee    Asset Management Finance
                                         since 2002.  Corp. (a specialty finance
                                                      company serving the
                                                      investment management
                                                      industry) (since October
                                                      2003). President, Unicorn
                                                      Corporation (an investment
                                                      and financial advisory
                                                      services company) (since
                                                      September 2000). Formerly,
                                                      Chairman, Hellman, Jordan
                                                      Management Co., Inc. (an
                                                      investment management
                                                      company) (2000-2003).
                                                      Formerly, Advisory Director
                                                      of Berkshire Capital
                                                      Corporation (investment
                                                      banking firm) (2002-2003).
                                                      Formerly Chairman of the
                                                      Board, United Asset
                                                      Management Corporation (a
                                                      holding company owning
                                                      institutional investment
                                                      management firms) and
                                                      Chairman, President and
                                                      Director, UAM Funds (mutual
                                                      funds) (1980-2000).

Lynn A. Stout               Trustee      Until 2005.  Professor of Law, University          195                     None
9/14/57                                    3 years.   of California at Los Angeles
                                           Trustee    School of Law (since July
                                         since 2002.  2001). Formerly, Professor
                                                      of Law, Georgetown
                                                      University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                   TERM OF
                        POSITION(S)              OFFICE AND
    NAME AND             WITH THE                 LENGTH OF                          PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH           FUNDS                    SERVICE                           DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter         President              Since 2002             Vice President of EVM and BMR. Officer of 124 registered
8/20/43                                                                investment companies managed by EVM or BMR.

Cynthia J. Clemson     Vice President    Vice President of ICA since   Vice President of EVM and BMR. Officer of 84 registered
3/2/63                                      2002; of IMF and INY       investment companies managed by EVM or BMR.
                                                since 2004

Robert B. MacIntosh    Vice President           Since 2002             Vice President of EVM and BMR. Officer of 124 registered
1/22/57                                                                investment companies managed by EVM or BMR.

Alan R. Dynner           Secretary              Since 2002             Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                                               EVM, EVD, EV and EVC. Officer of 195 registered
                                                                       investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer              Since 2002             Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                                                 registered investment companies managed by EVM or BMR.

Paul M. O'Neil             Chief                Since 2004             Vice President of BMR and EVM. Officer of 195 registered
7/11/53              Compliance Officer                                investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(A) APS Trustee.

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE INSURED MUNICIPAL BOND FUNDS
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                 Attn: Eaton Vance Insured Municipal Bond Funds
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 (800) 331-1710

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

1453-11/04                                                             CE-IMBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                            9/30/03    9/30/04
----------------------------------------------------------------
Audit Fees                                  $  45,320  $  64,931

Audit-Related Fees(1)                           4,800      4,950

Tax Fees(2)                                     5,800      6,100

All Other Fees(3)                                   0          0
                                            --------------------

Total                                       $  55,920  $  75,981
                                            ====================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                            9/30/03      9/30/04
-------------------------------------------------------------------
REGISTRANT                                  $   10,600   $   11,050

EATON VANCE(1)                              $  448,295   $  329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED MUNICIPAL BOND FUND

By:     /s/ Thomas J. Fetter
       -------------------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       -------------------------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004


By:     /s/ Thomas J. Fetter
       -------------------------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                            9/30/03      9/30/04
--------------------------------------------------------------------
Audit Fees                                  $  36,732   $  44,846.20

Audit-Related Fees(1)                           4,800          4,950

Tax Fees(2)                                     5,800          6,100

All Other Fees(3)                                   0              0
                                            ------------------------

Total                                       $  47,332   $  55,896.20
                                            ========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                            9/30/03      9/30/04
-------------------------------------------------------------------
REGISTRANT                                  $   10,600   $   11,050

EATON VANCE(1)                              $  448,295   $  329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSURED NEW YORK MUNICIPAL BOND FUND

By:     /s/Thomas J. Fetter
       -----------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/James L. O'Connor
       -----------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004
       -----------------


By:     /s/Thomas J. Fetter
       ----------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended September 30, 2003 and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                9/30/03     9/30/04
-----------------------------------------------------
Audit Fees                      $  39,964   $  46,309

Audit-Related Fees(1)               4,800       4,950

Tax Fees(2)                         5,800       6,100

All Other Fees(3)                       0           0
                                ---------------------

Total                           $  50,564   $  57,359
                                =====================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                9/30/03      9/30/04
-------------------------------------------------------
REGISTRANT                      $   10,600   $   11,050

EATON VANCE(1)                  $  448,295   $  329,084

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer

(Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.

(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2004


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004